Fair Value Measurements - Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Details) - Recurring - Level 3 - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Beginning balance	$ 10,783,385	$ 10,783,385	$ 961,939
SAFE Notes issued during the period	793,800	2,893,800	8,190,000
Change in fair value during the period	1,418,066	39,834,049	1,631,446
Conversion of SAFE Notes to common stock		(53,511,234)	0
Ending balance	$ 12,995,251	$ 0	$ 10,783,385